Commitments - Additional Information (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Disclosure of other provisions [line items]
Contractual obligations and commitments	£ 20,140	£ 17,244
Carbon Removal Projects
Disclosure of other provisions [line items]
Contractual obligations and commitments	38	30
Lower-carbon propellant
Disclosure of other provisions [line items]
Contractual obligations and commitments	£ 34	£ 46